UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22562

Barings Global Short Duration High Yield Fund
 (Exact name of registrant as specified in charter)

300 South Tryon Street
Charlotte, NC 28202
(Address of principal executive offices) (Zip code)

Janice M. Bishop
Secretary and Chief Legal Officer
c/o Barings LLC
Independence Wharf
470 Atlantic Avenue
Boston, MA 02210
 (Name and address of agent for service)

Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2017

Date of reporting period:  September 30, 2017

Item 1. Schedule of Investments.

Barings Global Short Duration High Yield Fund
SCHEDULE OF INVESTMENTS
September 30, 2017 (Unaudited)

			SHARES	COST	FAIR VALUE

Equities — 0.60%*:
Common Stocks — 0.60%*:
Pinnacle Operating Corp.¤			1,368,352	$643,125	$957,846
Sabine Oil & Gas LLC¤			4,262	248,858	174,742
Sabine Oil & Gas LLC¤			13,512	60,669	84,450
Sabine Oil & Gas LLC¤			2,407	6,547	12,637
Templar Energy LLC¤			86,571	865,704	800,776
Templar Energy LLC¤			135,392	734,072	507,721
Total Common Stocks			1,610,496	2,558,975	2,538,172

Total Equities			1,610,496	2,558,975	2,538,172

	EFFECTIVE INTEREST RATE‡	DUE DATE	PRINCIPAL	COST	FAIR VALUE

Fixed Income — 132.09%*:
Bank Loans§ — 26.28%*:
Automobile — 0.86%*:
Fleetpride	5.33 (3 Month LIBOR USD + 4.000%)%	11/19/2019	800,208	$728,754	$787,540
FleetPride	9.33 (3 Month LIBOR USD + 8.000%)	5/19/2020	2,983,420	2,951,568	2,859,101
Total Automobile			3,783,628	3,680,322	3,646,641

Beverage, Food and Tobacco — 0.18%*:
Del Monte Food Consumer Products, Inc.	4.58 (3 Month LIBOR USD + 3.250%)	2/18/2021	902,709	814,097	772,141
Total Beverage, Food and Tobacco			902,709	814,097	772,141

Broadcasting and Entertainment — 1.03%*:
Endemol+	7.05 (3 Month LIBOR USD + 5.750%)	8/11/2021	4,561,632	4,355,356	4,390,571
Total Broadcasting and Entertainment			4,561,632	4,355,356	4,390,571

Buildings and Real Estate — 0.70%*:
Beacon Roofing Supply	6.06 (3 Month LIBOR USD + 4.750%)	8/24/2018	3,000,000	3,000,000	3,000,000
Total Buildings and Real Estate			3,000,000	3,000,000	3,000,000

Chemicals, Plastics and Rubber — 0.47%*:
Colouroz Investment 2 LLC+	8.56 (3 Month LIBOR USD + 7.250%)	9/7/2022	2,033,201	2,026,865	1,987,454
Total Chemicals, Plastics and Rubber			2,033,201	2,026,865	1,987,454

Diversified/Conglomerate Manufacturing — 2.09%*:
Commercial Vehicle Group Inc.¤	7.24 (1 Month LIBOR USD + 6.000%)	4/12/2023	634,398	622,155	634,398
Pelican Products, Inc.	9.58 (3 Month LIBOR USD + 8.250%)	4/9/2021	8,344,100	8,351,654	8,281,519
Total Diversified/Conglomerate Manufacturing			8,978,498	8,973,809	8,915,917

Diversified/Conglomerate Service — 1.93%*:
Cologix	8.24 (1 Month LIBOR USD + 7.000%)	3/21/2025	1,000,000	990,000	1,006,670
Misys (Finastra)+	8.57 (3 Month LIBOR USD + 7.250%)	6/16/2025	7,085,136	7,207,592	7,198,995
Total Diversified/Conglomerate Service			8,085,136	8,197,592	8,205,665

Farming and Agriculture — 1.44%*:
Allflex Holdings, Inc.	8.31 (3 Month LIBOR USD + 7.000%)	7/19/2021	6,114,731	6,101,500	6,119,807
Total Farming and Agriculture			6,114,731	6,101,500	6,119,807

	EFFECTIVE INTEREST RATE‡	DUE DATE	PRINCIPAL	COST	FAIR VALUE

Finance — 1.82%*:
Cunningham Lindsey Group, Inc.¤	5.08 (3 Month LIBOR USD + 3.750%)%	12/10/2019	249,933	$237,079	$243,684
Cunningham Lindsey Group, Inc.	9.33 (3 Month LIBOR USD + 8.000%)	6/10/2020	5,504,015	5,506,527	4,664,653
Focus Financial¤	8.80 (3 Month LIBOR USD + 7.500%)	5/9/2025	2,800,000	2,861,781	2,835,000
Total Finance			8,553,948	8,605,387	7,743,337

Healthcare, Education and Childcare — 0.70%*:
Prospect Medical Holdings¤	7.50 (6 Month LIBOR USD + 6.000%)	6/30/2022	2,969,925	2,940,226	3,007,049
Total Healthcare, Education and Childcare			2,969,925	2,940,226	3,007,049

Home and Office Furnishings, Housewares, and Durable Consumer Products — 1.56%*:
AOT Bedding	9.31 (3 Month LIBOR USD + 8.000%)	11/8/2024	6,933,333	6,891,007	6,651,701
Total Home and Office Furnishings, Housewares, and Durable Consumer Products			6,933,333	6,891,007	6,651,701

Information Technology — 1.22%*:
Digicert, Inc.	9.32 (3 Month LIBOR USD + 8.000%)	9/19/2025	5,154,237	5,209,716	5,195,058
Total Information Technology			5,154,237	5,209,716	5,195,058

Insurance — 0.90%*:
AmWins Group Inc.	7.99 (1 Month LIBOR USD + 6.750%)	1/24/2025	3,750,000	3,837,168	3,822,675
Total Insurance			3,750,000	3,837,168	3,822,675

Mining, Steel, Iron and Non-Precious Metals — 2.79%*:
Boomerang Tube, LLC¤	19.24 (1 Month LIBOR USD + 18.000%)	9/1/2018	189,752	189,752	189,752
Boomerang Tube, LLC¤	16.24 PIK	2/1/2019	2,191,575	2,191,575	2,191,575
Boomerang Tube, LLC¤	18.74 PIK	2/1/2019	1,861,887	1,861,887	204,808
Boomerang Tube, LLC¤	19.24 (1 Month LIBOR USD + 18.000%)	2/5/2021	189,752	189,752	189,752
Boomerang Tube, LLC¤	15.00	2/1/2022	1,550,482	1,551,482	1,550,481
Boomerang Tube, LLC¤	20.00 PIK	2/1/2022	819,295	771,006	737,365
Boomerang Tube, LLC¤	19.24 (1 Month LIBOR USD + 18.000%)	9/1/2026	189,752	189,752	189,752
Murray Energy Corp.	8.58 (3 Month LIBOR USD + 7.250%)	4/16/2020	7,233,214	6,989,361	6,615,426
Total Mining, Steel, Iron and Non-Precious Metals			14,225,709	13,934,567	11,868,911

Oil and Gas — 8.49%*:
Caelus Energy Alaska	8.82 (3 Month LIBOR USD + 7.500%)	4/2/2021	17,863,828	17,443,586	15,653,180
Fieldwood Energy LLC	8.33 (3 Month LIBOR USD + 7.000%)	9/30/2020	5,651,171	5,172,047	4,944,774
Fieldwood Energy LLC	8.46 (3 Month LIBOR USD + 7.125%)	9/30/2020	8,925,706	7,301,294	3,516,728
Fieldwood Energy LLC	8.46 (3 Month LIBOR USD + 7.125%)	10/2/2020	7,481,592	6,120,529	5,124,890
Gulf Finance, LLC	6.59 (3 Month LIBOR USD + 5.250%)	8/25/2023	3,876,710	3,737,896	3,641,704
Jonah Energy LLC	7.74 (3 Month LIBOR USD + 6.500%)	5/12/2021	3,301,497	3,269,061	3,293,244
Total Oil and Gas			47,100,504	43,044,413	36,174,520

Printing and Publishing — 0.10%*:
Springer¤+	9.00 (3 Month LIBOR USD + 8.000%)	8/14/2021	374,063	425,976	442,102
Total Printing and Publishing			374,063	425,976	442,102

Total Bank Loans			126,521,254	122,038,001	111,943,549

Corporate Bonds — 105.81%*:
Aerospace and Defense — 1.10%*:
Swissport Investments+^	6.75	12/15/2021	950,000	1,040,150	1,192,975
Triumph Group, Inc.^	7.75	8/15/2025	1,289,000	1,289,000	1,356,672
VistaJet Malta Finance PLC#^	7.75	6/1/2020	2,360,000	2,123,571	2,124,000
Total Aerospace and Defense			4,599,000	4,452,721	4,673,647

Automobile — 5.26%*:
Gates Global LLC#^	6.00	7/15/2022	4,740,000	4,276,600	4,870,350
International Automotive Components Group, S.A.#^	9.13	6/1/2018	8,125,000	8,150,370	8,125,000
J.B. Poindexter & Co. Inc.#^	9.00	4/1/2022	8,989,000	9,277,730	9,393,505
Total Automobile			21,854,000	21,704,700	22,388,855

Beverage, Food and Tobacco — 2.39%*:
Boparan Finance plc+^	5.50	7/15/2021	1,700,000	2,018,287	2,141,316
Carrols Corp.#	8.00	5/1/2022	709,000	727,544	753,312
JBS USA LLC#^	8.25	2/1/2020	6,000,000	5,992,848	6,060,000
Manitowoc Foodservice#	9.50	2/15/2024	1,074,000	1,074,000	1,233,758
Total Beverage, Food and Tobacco			9,483,000	9,812,679	10,188,386

	EFFECTIVE INTEREST RATE‡	DUE DATE	PRINCIPAL	COST	FAIR VALUE

Broadcasting and Entertainment — 4.98%*:
Arqiva Finance+#^	9.50%	3/31/2020	5,000,000	$7,810,765	$7,117,397
Clear Channel Worldwide Holdings Inc.#	7.63	3/15/2020	8,165,000	7,897,722	8,042,525
Clear Channel Worldwide Holdings Inc.#	7.63	3/15/2020	1,277,000	1,277,000	1,261,037
Dish DBS Corp.#	7.75	7/1/2026	3,094,000	3,128,683	3,552,438
Entertainment One Ltd.+^	6.88	12/15/2022	850,000	1,282,376	1,243,786
Total Broadcasting and Entertainment			18,386,000	21,396,546	21,217,183

Buildings and Real Estate — 1.39%*:
Beazer Homes USA Inc.#	8.75	3/15/2022	3,198,000	3,256,199	3,534,989
Cemex S.A.B. de C.V.+#^	7.75	4/16/2026	602,000	601,916	691,698
CD&R Waterworks Merger^	6.13	8/15/2025	94,000	94,000	96,468
Keystone Financing+^	9.50	10/15/2019	1,140,685	1,740,207	1,586,598
Total Buildings and Real Estate			5,034,685	5,692,322	5,909,753

Cargo Transport — 7.43%*:
Direct ChassisLink Inc.#^	10.00	6/15/2023	7,894,000	8,061,127	8,861,015
Kenan Advantage Group, Inc.#^	7.88	7/31/2023	10,000,000	10,067,081	10,275,000
World Flight Services, Inc.+^	9.50	7/15/2022	5,650,000	6,249,506	7,274,884
XPO Logistics, Inc.#^	6.50	6/15/2022	5,000,000	4,875,975	5,250,000
Total Cargo Transport			28,544,000	29,253,689	31,660,899

Chemicals, Plastics and Rubber — 8.08%*:
Chemours Co.#	7.00	5/15/2025	5,962,000	5,557,055	6,602,915
Consolidated Energy Finance S.A.#^	6.75	10/15/2019	3,198,000	3,129,193	3,253,965
Consolidated Energy Finance S.A.^	6.88	6/15/2025	1,779,000	1,770,105	1,865,726
CVR Partners LP#^	9.25	6/15/2023	6,213,000	6,135,079	6,616,845
Pinnacle Operating Corp.#^	9.00	5/15/2023	1,993,613	1,993,613	1,883,964
Platform Specialty Products Corporation#^	10.38	5/1/2021	5,539,000	5,611,929	6,037,510
TPC Group, Inc.#^	8.75	12/15/2020	8,398,000	8,408,148	8,146,060
Total Chemicals, Plastics and Rubber			33,082,613	32,605,122	34,406,985

Containers, Packaging and Glass — 6.82%*:
Ardagh Packaging+^	6.75	5/15/2024	3,550,000	4,101,243	4,677,894
Bormioli+^	10.00	8/1/2018	3,450,000	3,858,552	4,110,470
Coveris Holdings S.A.#^	7.88	11/1/2019	11,530,000	11,528,259	11,357,050
Horizon Holdings+^	7.25	8/1/2023	2,000,000	2,195,510	2,520,600
Onex Wizard Acquisition Co+^	7.75	2/15/2023	5,100,000	5,760,077	6,374,247
Total Containers, Packaging and Glass			25,630,000	27,443,641	29,040,261

Diversified/Conglomerate Manufacturing — 1.61%*:
Appvion Inc.¤#^	9.00	6/1/2020	13,200,000	13,322,179	3,960,000
StoneMor Partners L.P.#	7.88	6/1/2021	3,000,000	2,944,275	2,880,000
Total Diversified/Conglomerate Manufacturing			16,200,000	16,266,454	6,840,000

Diversified/Conglomerate Service — 3.15%*:
Carlson Travel Holdings Inc.^	9.50	12/15/2024	1,305,000	1,305,000	1,239,750
CSVC Acquisition Corp.#^	7.75	6/15/2025	5,197,000	5,187,000	5,093,060
Loxam+^	6.00	4/15/2025	800,000	861,762	1,025,883
Zachry Holdings Inc.#^	7.50	2/1/2020	5,875,000	5,850,666	6,051,250
Total Diversified/Conglomerate Service			13,177,000	13,204,428	13,409,943

Diversified Natural Resources, Precious Metals and Minerals — 0.50%*:
IAMGOLD Corporation+^	7.00	4/15/2025	2,000,000	2,000,000	2,112,500
Total Diversified Natural Resources, Precious Metals and Minerals			2,000,000	2,000,000	2,112,500

Electronics — 4.23%*:
ADT Corp/Protection One#^	9.25	5/15/2023	8,255,000	8,647,884	9,109,888
Microsemi Corporation#^	9.13	4/15/2023	691,000	691,000	790,331
TIBCO Software, Inc.#^	11.38	12/1/2021	2,915,000	3,159,501	3,191,925
Western Digital Corporation#	10.50	4/1/2024	4,224,000	4,340,341	4,963,200
Total Electronics			16,085,000	16,838,726	18,055,344

	EFFECTIVE INTEREST RATE‡	DUE DATE	PRINCIPAL	COST	FAIR VALUE

Finance — 5.34%*:
Galaxy Finco Ltd.+^	7.88%	11/15/2021	3,900,000	$6,351,493	$5,330,511
GFKL Financial Services+^	8.50	11/1/2022	3,975,000	5,710,361	5,739,826
GFKL Financial Services+^	11.00	11/1/2023	1,600,000	2,235,289	2,412,167
High Ridge Brands Co.^	8.88	3/15/2025	2,982,000	2,982,000	2,840,355
Icahn Enterprises#	6.75	2/1/2024	3,000,000	2,996,250	3,165,000
Virtu Financial LLC^	6.75	6/15/2022	3,132,000	3,132,000	3,261,195
Total Finance			18,589,000	23,407,393	22,749,054

Grocery — 0.59%*:
Premier Foods Finance+^	6.50	3/15/2021	1,850,000	2,662,302	2,523,370
Total Grocery			1,850,000	2,662,302	2,523,370

Healthcare, Education and Childcare — 9.49%*:
CHS/Community Health Systems, Inc.	6.88	2/1/2022	2,000,000	1,770,210	1,570,000
CHS/Community Health Systems, Inc.	6.25	3/31/2023	685,000	685,000	673,012
Cognita Financing+^	7.75	8/15/2021	2,200,000	3,433,413	3,065,914
Endo International^	6.00	2/1/2025	1,500,000	1,354,754	1,215,000
Horizon Pharma plc#^	8.75	11/1/2024	1,595,000	1,597,399	1,670,763
IDH Finance PLC+^	6.25	8/15/2022	1,150,000	1,506,794	1,425,740
Kindred Healthcare, Inc.#	8.75	1/15/2023	3,998,000	4,047,789	3,727,735
Regionalcare Hospital Partners, Inc.#^	8.25	5/1/2023	9,996,000	10,099,590	10,508,295
Tenet Healthcare Corporation#	8.13	4/1/2022	4,700,000	4,676,550	4,782,250
Valeant#^	6.13	4/15/2025	7,006,000	6,331,933	6,139,008
Valeant#^	7.50	7/15/2021	3,260,000	3,260,000	3,251,850
Valeant^	6.38	10/15/2020	1,000,000	933,705	1,002,500
Valeant^	6.50	3/15/2022	488,000	488,000	516,060
Valeant^	7.00	3/15/2024	831,000	831,000	887,167
Total Healthcare, Education and Childcare			40,409,000	41,016,137	40,435,294

Hotels, Motels, Inns and Gaming — 0.81%*:
TVL Finance Plc+^	8.50	5/15/2023	2,340,000	3,333,776	3,463,070
Total Hotels, Motels, Inns and Gaming			2,340,000	3,333,776	3,463,070

Insurance — 1.18%*:
Onex York Acquisition Corp.#^	8.50	10/1/2022	5,102,000	5,009,732	5,025,470
Total Insurance			5,102,000	5,009,732	5,025,470

Leisure, Amusement, Motion Pictures and Entertainment — 2.09%*:
Perform Group+^	8.50	11/15/2020	2,400,000	3,129,984	3,344,634
WMG Acquisition Group#^	6.75	4/15/2022	5,299,000	5,164,188	5,570,574
Total Leisure, Amusement, Motion Pictures and Entertainment			7,699,000	8,294,172	8,915,208

Machinery (Non-Agriculture, Non-Construct, Non-Electronic) — 3.06%*:
Apex Tool Group LLC#^	7.00	2/1/2021	4,896,000	4,478,861	4,528,800
Park-Ohio Holdings Corp.	6.63	4/15/2027	808,000	808,000	870,620
Xerium Technologies#	9.50	8/15/2021	8,200,000	8,282,950	8,487,000
Total Machinery (Non-Agriculture, Non-Construct, Non-Electronic)			13,904,000	13,569,811	13,886,420

Mining, Steel, Iron and Non-Precious Metals — 7.14%*:
Allegheny Technologies Inc.#	7.88	8/15/2023	3,000,000	3,118,587	3,251,250
Alliance Resources Partners, L.P.^	7.50	5/1/2025	823,000	823,000	853,862
Big River Steel LLC^	7.25	9/1/2025	1,547,000	1,547,000	1,641,367
Constellium Holdco B.V.+#^	7.00	1/15/2023	3,350,000	3,933,626	4,203,634
Hecla Mining Company#	6.88	5/1/2021	5,888,000	5,708,692	6,109,094
Kissner Milling Company Limited#^	8.38	12/1/2022	6,475,000	6,468,077	6,539,750
SunCoke Energy Inc.^	7.50	6/15/2025	2,743,000	2,702,212	2,832,148
TMS International Corp.^	7.25	8/15/2025	2,250,000	2,250,000	2,300,625
United States Steel Corp.#	6.88	8/15/2025	2,093,000	2,093,000	2,140,093
Zekelman Industries Inc.^	9.88	6/15/2023	489,000	489,000	551,348
Total Mining, Steel, Iron and Non-Precious Metals			28,658,000	29,133,194	30,423,171

	EFFECTIVE INTEREST RATE‡	DUE DATE	PRINCIPAL	COST	FAIR VALUE

Oil and Gas — 14.64%*:
CITGO Holding Inc.#^	10.75%	2/15/2020	8,584,000	$8,483,739	$9,249,260
Covey Park Energy LLC^	7.50	5/15/2025	397,000	397,000	411,391
EP Energy#	9.38	5/1/2020	7,375,000	4,661,734	6,139,687
EP Energy#^	8.00	2/15/2025	5,055,000	4,960,308	3,936,581
Ferrellgas Partners LP#	8.63	6/15/2020	8,060,000	8,001,497	7,657,000
Ferrellgas Partners LP	8.63	6/15/2020	1,254,000	1,213,149	1,191,300
Globe Luxembourg SA+^	9.88	4/1/2022	400,000	394,699	415,000
Jonah Energy LLC^	7.25	10/15/2025	2,214,000	2,214,000	2,233,373
Jupiter Resources Inc.+#^	8.50	10/1/2022	13,375,000	11,908,644	9,596,563
Kosmos Energy Ltd.#^	7.88	8/1/2021	3,984,000	3,870,735	4,123,440
Kosmos Energy Ltd.#^	7.88	8/1/2021	5,164,000	4,886,576	5,344,740
Pbf Holding Company LLC	7.00	11/15/2023	1,000,000	997,500	1,028,750
Pbf Logistics LP#	6.88	5/15/2023	1,117,000	1,117,000	1,147,718
Topaz Marine SA+^	9.13	7/26/2022	8,500,000	8,500,000	8,506,375
Welltec+#^	8.00	2/1/2019	1,387,000	1,365,319	1,387,000
Total Oil and Gas			67,866,000	62,971,900	62,368,178

Personal Transportation — 1.81%*:
Hertz Corporation	7.38	1/15/2021	2,000,000	1,898,791	2,007,500
Hertz Corporation	6.25	10/15/2022	2,000,000	1,733,429	1,900,000
Hertz Corporation#^	7.63	6/1/2022	3,678,000	3,672,214	3,792,938
Total Personal Transportation			7,678,000	7,304,434	7,700,438

Retail Store — 3.11%*:
Boing Group Finance+^	6.63	7/15/2019	3,050,000	4,159,473	3,664,470
HSS Financing PLC+^	6.75	8/1/2019	816,000	1,240,099	1,049,701
Maxeda DIY+^	6.13	7/15/2022	750,000	855,529	927,156
Takko Fashion+^	9.88	4/15/2019	2,300,000	3,042,265	2,776,799
Travelex+^	8.00	5/15/2022	4,000,000	4,421,260	4,845,763
Total Retail Store			10,916,000	13,718,626	13,263,889

Telecommunications — 7.60%*:
Altice S.A.+#^	7.75	5/15/2022	3,240,000	3,240,000	3,438,450
Altice S.A.+#^	7.50	5/15/2026	2,622,000	2,671,577	2,884,200
Altice S.A.+#^	7.63	2/15/2025	1,250,000	1,317,774	1,348,437
Digicel Limited+#^	6.00	4/15/2021	4,000,000	3,576,328	3,904,560
GTT Communications^	7.88	12/31/2024	3,044,000	3,118,361	3,234,250
Hughes Satellite Systems Corp	6.63	8/1/2026	3,000,000	2,923,319	3,210,000
Numericable-SFR+#^	7.38	5/1/2026	3,183,000	3,206,928	3,437,640
Sprint Corp.#	7.88	9/15/2023	4,428,000	4,305,786	5,136,480
Wind Acquisition+#^	7.38	4/23/2021	5,545,000	5,260,045	5,766,800
Total Telecommunications			30,312,000	29,620,118	32,360,817

	EFFECTIVE INTEREST RATE‡	DUE DATE	PRINCIPAL	COST	FAIR VALUE

Textiles & Leather — 0.55%*:
Perry Ellis International Inc#	7.88%	4/1/2019	2,334,000	$2,361,621	$2,334,000
Total Textiles & Leather			2,334,000	2,361,621	2,334,000

Utilities — 1.26%*:
NRG Energy#	7.25	5/15/2026	5,000,000	4,976,059	5,362,500
Total Utilities			5,000,000	4,976,059	5,362,500

Total Corporate Bonds			436,732,298	448,050,303	450,714,635

Total Fixed Income			563,253,552	570,088,304	562,658,184

Total Investments			564,864,048	572,647,279	565,196,356

Other assets and liabilities — (32.69)%					(139,237,300)
Net Assets — 100%					$425,959,056

‡	The effective interest rates are based on settled commitment amount.
*	Calculated as a percentage of net assets applicable to common shareholders.
¤	Value determined using significant unobservable inputs, security is categorized as Level 3.
§
Bank loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for bank loans are the current interest rates at September 30, 2017. Bank loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown.

+	Foreign security.
#	All or a portion of the security is segregated as collateral for the credit facility. See Note 8 to the financial statements for further disclosure.
^
Security exempt from registration under Rule 144a of the Securities Act of 1933.  These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.

Distributions of investments by country of risk. Percentage of assets are expressed by market value excluding cash and accrued income as of September 30, 2017.

United States	75.0%
United Kingdom	10.0%
France	4.1%
Canada	2.1%
Italy	1.7%
United Arab Emirates	1.5%
Switzerland	1.3%
(Individually less than 1%)	4.3%
100.0%

Tax Basis
The cost basis of investments for federal income tax purposes at September 30, 2017 for Barings Global Short Duration High Yield Fund (the “Fund”) was as follows*:

Cost of investments	$572,647,279
Gross unrealized appreciation	23,766,813
Gross unrealized depreciation	(31,272,345)
Net unrealized depreciation	$(7,505,532)

*The above table only reflects tax adjustments through December 31, 2016.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk.  For example, market participants would consider the risk inherent in a particular valuation technique used to measure fair value, such as a pricing model, and/or the risk inherent in the inputs to the valuation technique.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances.  The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised is determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used as of September 30, 2017 in valuing the Fund’s investments:

Description	Level 1	Level 2	Level 3	Total Investments
Assets:
Equities:
Common Stocks	$-	$-	$2,538,172	$2,538,172
Total Equities:		-	2,538,172	2,538,172
Fixed Income:
Bank Loans	$-	$99,527,831	$12,415,718	$111,943,549
Bonds	-	446,754,635	3,960,000	450,714,635
Total Fixed Income	$-	$546,282,466	$16,375,718	$562,658,184
Derivative Securities:
Foreign Exchange Contracts:	$-	$729,908	$-	$729,908
Total Derivative Securities	-	729,908	-	729,908
Total Assets	$-	$547,012,374	$18,913,890	$565,926,264
Liabilities:
Foreign Exchange Contracts	$-	$755,863	$-	$755,863
Total Liabilities:	$-	$755,863	$-	$755,863

The following table is a summary of quantitative information about significant unobservable valuation inputs for Level 3 fair value measurement for investments held as of September 30, 2017.

Type of Assets	Fair Value as of September 30, 2017	Valuation Technique(s)	Unobservable Input

Equities
Pinnacle Operating Corp.	$957,846	Broker Quote	$0.70; pricing source depth of 1.
Sabine Oil & Gas LLC	$174,742	Broker Quote	$45.00; pricing source depth of 1.
Sabine Oil & Gas LLC	$84,450	Broker Quote	$6.25; pricing source depth of 1.
Sabine Oil & Gas LLC	$12,637	Broker Quote	$5.25; pricing source depth of 1.

Templar Energy LLC	$800,776	Broker Quote	$9.25; pricing source depth of 1.
Templar Energy LLC	$507,721	Broker Quote	$2.75; pricing source depth of 1.
Second Lien Term Loans
Boomerang Tube, LLC	$189,752	Model Price	Average Enterprise Valuation Multiple: 5.0x; EBITDA: $25 million; Discount rate 15%
Boomerang Tube, LLC	$2,191,575	Model Price	Average Enterprise Valuation Multiple: 5.0x; EBITDA: $25 million; Discount rate 15%
Boomerang Tube, LLC	$204,808	Model Price	Average Enterprise Valuation Multiple: 5.0x; EBITDA: $25 million; Discount rate 15%
Boomerang Tube, LLC	$189,752	Model Price	Average Enterprise Valuation Multiple: 5.0x; EBITDA: $25 million; Discount rate 15%
Boomerang Tube, LLC	$1,550,481	Model Price	Average Enterprise Valuation Multiple: 5.0x; EBITDA: $25 million; Discount rate 15%
Boomerang Tube, LLC	$737,365	Model Price	Average Enterprise Valuation Multiple: 5.0x; EBITDA: $25 million; Discount rate 15%
Boomerang Tube, LLC	$189,752	Model Price	Average Enterprise Valuation Multiple: 5.0x; EBITDA: $25 million; Discount rate 15%
Commercial Vehicle Group Inc.	$634,398	LoanX	$100.00; pricing source depth of 1.
Cunningham Lindsey Group, Inc.	$243,684	LoanX	$97.50; pricing source depth of 1.

Focus Financial	$2,835,000	LoanX	$101.25; pricing source depth of 1.
Prospect Medical Holdings	$3,007,049	LoanX	$101.25; pricing source depth of 1.
Springer	$442,102	LoanX	$100.00; pricing source depth of 1.
Corporate Bonds
Appvion Inc.	$3,960,000	Model Price	Average Enterprise Valuation Multiple: 5.0x; EBITDA: $76 million; Discount rate 15%.
Pinnacle Operating Corp. restructured its debt securities on March 15, 2017.  The Fund subsequently received a new equity security, which is considered Level 3.

The Fund discloses transfers between levels based on valuations at the end of the reporting period.  The following is a reconciliation of Level 3 investments based upon the inputs used to determine fair value:

	BALANCE AT DECEMBER 31, 2016	TRANSFERS INTO LEVEL 3	TRANSFERS OUT OF LEVEL 3	PURCHASES	SALES	ACCRETION OF DISCOUNT	REALIZED GAIN LOSS	CHANGE IN UNREALIZED	BALANCE AT September 30, 2017	CHANGE IN UNREALIZED APPRECIATION / DEPRECIATION FROM INVESTMENTS HELD AS OF September 30, 2017
Common Stocks
Equities	$2,110,595	$0	$0	$662,149	$0	$0	$0	($234,572)	$2,538,172	($234,572)
Fixed Income
Bank Loans	$3,871,669	$3,692,835	$0	$5,162,895	($3,990)	$3,738	$77	($311,506)	$12,415,718	($311,506)
Corporate Bonds	$0	$3,960,000	$0	$0	$0	$0	$0	$0	$3,960,000	$0
Total	$5,982,264	$7,652,835	$0	$5,825,044	($3,990)	$3,738	$77	($546,078)	$18,913,890	($546,078)

B.  Cash and Cash Equivalents

Cash and cash equivalents consist principally of short term investments that are readily convertible into cash and have original maturities of three months or less.  At September 30, 2017, all cash and cash equivalents are held by U.S. Bank, N.A.

C.  Investment Transactions, Related Investment Income and Expenses

Investment transactions are accounted for on a trade-date basis.  Interest income is recorded on the accrual basis, including the amortization of premiums and accretion of discounts on bonds held using the yield-to-maturity method.

Realized gains and losses on investment transactions and unrealized appreciation and depreciation of investments are reported for financial statement and Federal income tax purposes on the identified cost method.

Expenses are recorded on the accrual basis as incurred.

D.  Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

E.  Federal Income Taxation

The Fund has elected to be taxed as a Regulated Investment Company (“RIC”) under sub-chapter M of the U.S. Internal Revenue Code of 1986, as amended, and intends to maintain this qualification and to distribute substantially all of its net taxable income to its shareholders.

F. Dividends and Distributions

The Fund declares and pays dividends monthly from net investment income. To the extent that these distributions exceed net investment income, they may be classified as return of capital. The Fund also pays a distribution at least annually from its net realized capital gains, if any. Dividends and distributions are recorded on the ex-dividend date. All common shares have equal dividend and other distribution rights. A notice disclosing the source(s) of a distribution will be provided if payment is made from any source other than net investment income. Any such notice would be provided only for informational purposes in order to comply with the requirements of Section 19(a) of the 1940 Act and not for tax reporting purposes. The tax composition of the Fund’s distributions for each calendar year is reported on Internal Revenue Service Form 1099-DIV.

Dividends from net investment income and distributions from realized gains from investment transactions have been determined in accordance with Federal income tax regulations and may differ from net investment income and realized gains recorded by the Fund for financial reporting purposes. These differences, which could be temporary or permanent in nature may result in reclassification of distributions; however, net investment income, net realized gains and losses, and net assets are not affected.

G.  Derivative Instruments

The following is a description of the derivative instruments that the Fund utilizes as part of its investment strategy, including the primary underlying risk exposures related to the instrument.

Forward Foreign Exchange Contracts – The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives.  The Fund transacted in and currently holds forward foreign exchange contracts to hedge against changes in the value of foreign currencies.  The Fund entered into forward foreign exchange contracts obligating the Fund to deliver or receive a currency at a specified future date.  Forward foreign exchange contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time the forward contract expires. Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. The Fund considers the creditworthiness of each counterparty to a contract in evaluating potential credit risk quarterly. The Fund is also subject to credit risk with respect to the counterparties to the derivative contracts which are not cleared through a central counterparty but instead are traded over-the-counter between two counterparties. If a counterparty to an over-the-counter derivative becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances. The counterparty risk for cleared derivatives is generally lower than for uncleared over-the-counter derivative transactions since generally a clearing organization becomes substituted for each counterparty to a cleared derivative contract and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to the clearing house for performance of financial obligations. However, there can be no assurance that the clearing house, or its members, will satisfy its obligations to the Fund. In addition, in the event of a bankruptcy of a clearing house, the Fund could experience a loss of the funds deposited with such clearing house as margin and of any profits on its open positions.  The counterparty risk to the Fund is limited to the net unrealized gain, in any, on the contract.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s investment securities; however, it does establish a rate of exchange that can be achieved in the future. The use of forward foreign exchange contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward foreign exchange contract would limit the risk of loss due to a decline in the value of a particular currency; however it would also limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the amount of receivable or payable reflected on the Statement of Assets and Liabilities.

The Fund recognized a liability on the Statement of Assets and Liabilities as a result of forward foreign exchange contracts with BNY Mellon and J.P. Morgan.  The Fund’s policy is to recognize an asset equal to the net value of all forward foreign exchange contracts with an unrealized gain and a liability equal to the net value of all forward foreign exchange contracts with an unrealized loss.  The Fund has recognized an asset of $729,908 in net unrealized appreciation and a liability of $755,863 in net unrealized depreciation on forward foreign exchange contracts.  Outstanding forward foreign exchange contracts as of September 30, 2017 are indicative of the volume of activity during the period.

For the period from January 1, 2017 through September 30, 2017, the Fund’s direct investment in derivatives consisted of forward foreign exchange contracts.

The following is a summary of the fair value of derivative instruments held directly by the Fund as of September 30, 2017.  These derivatives are presented in the Schedule of Investments.

Fair values of derivative instruments on the Statement of Assets and Liabilities as of September 30, 2017:

	Statement of Assets and Liabilities Location	Fair Value
Derivatives
Forward Foreign Exchange Contracts	Unrealized Appreciation	$729,908
Total Asset Derivatives		$729,908
Liability Derivatives
Forward Foreign Exchange Contracts	Unrealized Depreciation	$755,863
Total Liability Derivatives		$755,863

The effect of derivative instruments on the Statement of Operations for the period from January 1, 2017 through September 30, 2017:

Amount of Realized Gain/(Loss) on Derivatives

Derivatives	Forward Foreign Exchange Contracts
Forward Foreign Exchange Contracts	$(6,669,704)
Total	$(6,669,704)
Change in Unrealized Appreciation/(Depreciation) on Derivatives
Forward Foreign Exchange Contracts
Derivatives
Forward Foreign Exchange Contracts	$(1,675,097)
Total	$(1,675,097)

H.   Offsetting of Financial and Derivative Assets and Liabilities

The following is a summary by counterparty of the fair value of derivative investments subject to Master Netting Agreements and collateral pledged (received), if any, as of September 30, 2017.

	J.P. MORGAN	BNY Mellon
Assets:
Forward foreign exchange contracts	$729,908	$0
Total Assets	$729,908	$0
Liabilities:
Forward foreign exchange contracts	$755,100	$763
Total Liabilities	$755,100	$763
Net Exposure	$(25,192)	$(763)

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Barings Global Short Duration High Yield Fund

By (Signature and Title)  /s/ Sean Feeley
                                             Sean Feeley, President

Date  November 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Sean Feeley
                                            Sean Feeley, President

Date  November 29, 2017

By (Signature and Title)  /s/ Carlene Pollock
                                            Carlene Pollock, Chief Financial Officer

Date  November 29, 2017